RTF P2 01/25

FRANKLIN FUND ALLOCATOR SERIES
SUPPLEMENT DATED JANUARY 28, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

1. Effective March 31, 2025, Wylie Tollette is anticipated to retire and step down as a member of the portfolio management team for each fund listed in Schedule A.

2. Effective January 31, 2025, the Summary Prospectus, Prospectus and SAI of each fund listed in Schedule A is amended as follows:

a. The following is added to the section titled “Fund Summary – Portfolio Managers” in each fund's Summary Prospectus and Prospectus:

Brett S. Goldstein, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since January 2025.

Jonathan M. Schreiber, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since January 2025.

b. The following is added to the section titled “Fund Details – Management” in each fund’s Prospectus:

Brett S. Goldstein, CFA Portfolio Manager of Advisers
Mr. Goldstein has been a co-lead portfolio manager of the Fund since January 2025. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Goldstein was a portfolio manager for Putnam Investment Management, LLC.

Jonathan M. Schreiber, CFA Portfolio Manager of Advisers
Mr. Schreiber has been a co-lead portfolio manager of the Fund since January 2025. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Schreiber was a Senior Investment Director for Putnam Investment Management, LLC.

c. The following is added to the section titled “Management and Other Services – Portfolio managers” in each fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance Based	Assets Managed for which Advisory Fee is Performance Based (x $1 million)
Brett S. Goldstein*	Registered Investment Companies	27	8,319.8	None	None
	Other Pooled Investment Vehicles	68	11,835.6	None	None
	Other Accounts	5	0.2	None	None
Jonathan M. Schreiber*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	None	None	None	None

*Information is provided as of December 31, 2024.

d. The following is added to the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in each fund’s SAI:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Brett S. Goldstein*	None
Jonathan M. Schreiber*	None

*Information is provided as of December 31, 2024

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI

FRANKLIN FUND ALLOCATOR SERIES
Franklin LifeSmart™ Retirement Income Fund	May 1, 2024
Franklin LifeSmart™ 2020 Retirement Target Fund	May 1, 2024
Franklin LifeSmart™ 2025 Retirement Target Fund	May 1, 2024
Franklin LifeSmart™ 2030 Retirement Target Fund	May 1, 2024
Franklin LifeSmart™ 2035 Retirement Target Fund	May 1, 2024
Franklin LifeSmart™ 2040 Retirement Target Fund	May 1, 2024
Franklin LifeSmart™ 2045 Retirement Target Fund	May 1, 2024
Franklin LifeSmart™ 2050 Retirement Target Fund	May 1, 2024
Franklin LifeSmart™ 2055 Retirement Target Fund	May 1, 2024
Franklin LifeSmart™ 2060 Retirement Target Fund	May 1, 2024

Please retain this supplement for future reference.